Income Tax Expense - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 22,409	₩ 15,508